Loans and Allowance for Credit Losses, Commercial Loan Categories by Risk Categories and Vintage (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Loans	$ 887,637	$ 962,265	$ 953,110	$ 956,770	$ 967,604
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	92,865
Term loans by origination year, 2019	75,335
Term loans by origination year, 2018	45,635
Term loans by origination year, 2017	24,047
Term loans by origination year, 2016	19,824
Term loans by origination year, Prior	24,070
Revolving loans	195,484
Revolving loans converted to term loans	1,157
Loans	478,417	515,719	513,405	503,388	506,536
Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	445,600	495,201
Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans	32,800	20,518
Commercial and industrial loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	58,319
Term loans by origination year, 2019	35,367
Term loans by origination year, 2018	17,293
Term loans by origination year, 2017	8,246
Term loans by origination year, 2016	4,720
Term loans by origination year, Prior	5,071
Revolving loans	188,641
Revolving loans converted to term loans	1,148
Loans	318,805	354,125	350,199	333,125	330,840
Commercial and industrial loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	56,915
Term loans by origination year, 2019	34,040
Term loans by origination year, 2018	15,936
Term loans by origination year, 2017	7,274
Term loans by origination year, 2016	4,048
Term loans by origination year, Prior	4,738
Revolving loans	177,107
Revolving loans converted to term loans	997
Loans	301,055	338,740
Commercial and industrial loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	1,404
Term loans by origination year, 2019	1,327
Term loans by origination year, 2018	1,357
Term loans by origination year, 2017	972
Term loans by origination year, 2016	672
Term loans by origination year, Prior	333
Revolving loans	11,534
Revolving loans converted to term loans	151
Loans	17,750	15,385
Commercial real estate mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	24,577
Term loans by origination year, 2019	28,658
Term loans by origination year, 2018	20,496
Term loans by origination year, 2017	12,400
Term loans by origination year, 2016	13,207
Term loans by origination year, Prior	16,745
Revolving loans	5,631
Revolving loans converted to term loans	6
Loans	121,720	121,824	121,014	126,599	132,491
Commercial real estate mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	22,444
Term loans by origination year, 2019	26,114
Term loans by origination year, 2018	18,679
Term loans by origination year, 2017	11,113
Term loans by origination year, 2016	11,582
Term loans by origination year, Prior	14,663
Revolving loans	5,152
Revolving loans converted to term loans	6
Loans	109,753	118,054
Commercial real estate mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	2,133
Term loans by origination year, 2019	2,544
Term loans by origination year, 2018	1,817
Term loans by origination year, 2017	1,287
Term loans by origination year, 2016	1,625
Term loans by origination year, Prior	2,082
Revolving loans	479
Revolving loans converted to term loans	0
Loans	11,967	3,770
Commercial real estate construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	5,691
Term loans by origination year, 2019	7,026
Term loans by origination year, 2018	5,298
Term loans by origination year, 2017	1,740
Term loans by origination year, 2016	590
Term loans by origination year, Prior	245
Revolving loans	1,212
Revolving loans converted to term loans	3
Loans	21,805	19,939	22,496	24,279	23,916
Commercial real estate construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	5,242
Term loans by origination year, 2019	6,574
Term loans by origination year, 2018	4,771
Term loans by origination year, 2017	1,736
Term loans by origination year, 2016	477
Term loans by origination year, Prior	235
Revolving loans	1,212
Revolving loans converted to term loans	3
Loans	20,250	19,752
Commercial real estate construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	449
Term loans by origination year, 2019	452
Term loans by origination year, 2018	527
Term loans by origination year, 2017	4
Term loans by origination year, 2016	113
Term loans by origination year, Prior	10
Revolving loans	0
Revolving loans converted to term loans	0
Loans	1,555	187
Lease financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	4,278
Term loans by origination year, 2019	4,284
Term loans by origination year, 2018	2,548
Term loans by origination year, 2017	1,661
Term loans by origination year, 2016	1,307
Term loans by origination year, Prior	2,009
Revolving loans	0
Revolving loans converted to term loans	0
Loans	16,087	19,831	$ 19,696	$ 19,385	$ 19,289
Lease financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	3,970
Term loans by origination year, 2019	3,851
Term loans by origination year, 2018	2,176
Term loans by origination year, 2017	1,464
Term loans by origination year, 2016	1,199
Term loans by origination year, Prior	1,924
Revolving loans	0
Revolving loans converted to term loans	0
Loans	14,584	18,655
Lease financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Term loans by origination year, 2020	308
Term loans by origination year, 2019	433
Term loans by origination year, 2018	372
Term loans by origination year, 2017	197
Term loans by origination year, 2016	108
Term loans by origination year, Prior	85
Revolving loans	0
Revolving loans converted to term loans	0
Loans	$ 1,503	$ 1,176